As filed with the Securities and Exchange Commission on May 24, 2016
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                                            1933 Act Registration No. 333-182308
                                             1940 Act Registration No. 811-22717

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
Pre-Effective Amendment No. __                                               [ ]
Post-Effective Amendment No. 64                                              [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
Amendment No. 66                                                             [X]


                      FIRST TRUST EXCHANGE-TRADED FUND VI
               (Exact name of registrant as specified in charter)
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                      First Trust Exchange-Traded Fund VI
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on June 14, 2016 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 64

      This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:


      The Facing Sheet

      The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 61, as it relates to First Trust Nasdaq Bank ETF, First Trust Nasdaq Food & Beverage ETF, First Trust Nasdaq Oil & Gas ETF, First Trust Nasdaq Pharmaceuticals ETF, First Trust Nasdaq Retail ETF, First Trust Nasdaq Semiconductor ETF and First Trust Nasdaq Transportation ETF, each a series of the Registrant, until June 14, 2016. Parts A, B and C of the Registrant's Post-Effective Amendment No. 61 under the Securities Act of 1933 as it relates to First Trust Nasdaq Bank ETF, First Trust Nasdaq Food & Beverage ETF, First Trust Nasdaq Oil & Gas ETF, First Trust Nasdaq Pharmaceuticals ETF, First Trust Nasdaq Retail ETF, First Trust Nasdaq Semiconductor ETF and First Trust Nasdaq Transportation ETF, filed on March 11, 2016, are incorporated by reference herein.

      Signatures

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 24th day of May, 2016.

                                        FIRST TRUST EXCHANGE-TRADED FUND VI



                                        By: /s/ James M. Dykas
                                            -----------------------------------
                                            James M. Dykas, President and Chief
                                            Executive Officer


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                 TITLE                                DATE

                          President and Chief Executive        May 24, 2016
/s/ James M. Dykas        Officer
-----------------------
    James M. Dykas

                          Treasurer, Chief Financial Officer   May 24, 2016
/s/ Donald P. Swade       and Chief Accounting Officer
-----------------------
    Donald P. Swade

                                           )
James A. Bowen*                    Trustee )
                                           )
                                           )
Richard E. Erickson*               Trustee )
                                           )
                                           )         BY: /s/ W. Scott Jardine
Thomas R. Kadlec*                  Trustee )            ---------------------
                                           )                 W. Scott Jardine
                                           )                 Attorney-In-Fact
Robert F. Keith*                   Trustee )                 May 24, 2016
                                           )
                                           )
Niel B. Nielson *                  Trustee )
                                           )

* Original powers of attorney authorizing W. Scott Jardine, James M. Dykas, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.